Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal components of other assets
Loan issuance costs, net	$ 18,461	$ 8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369
Total other assets	$ 32,026	$ 28,021